Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Revenue from fee business		$ 1,774	$ 1,672	$ 1,434
Revenue from owned, leased and managed lease hotels		515	471	394
Revenue from insurance activities		23	21	15
System Fund and reimbursable revenues		2,611	2,460	2,049
Total revenue		4,923	4,624	3,892
Cost of sales		(745)	(742)	(648)
System Fund and reimbursable expenses		(2,694)	(2,441)	(2,154)
Administrative expenses		(359)	(338)	(353)
Insurance expenses		(29)	(23)	(11)
Share of profits/(losses) of associates and joint ventures		10	31	(59)
Other operating income		10	21	29
Depreciation and amortisation		(65)	(67)	(68)
Impairment (loss)/reversal on financial assets		(10)	1	(5)
Other net impairment reversals/(charges)		0	0	5
Operating profit/loss		1,041	1,066	628
Operating profit analysed as:
Operating profit before System Fund, reimbursables and exceptional items		1,124	1,019	828
System Fund and reimbursable result		(83)	19	(105)
Operating exceptional items		0	28	(95)
Operating profit/loss		1,041	1,066	628
Financial income		63	39	22
Financial expenses		(203)	(91)	(118)
Fair value (losses)/gains on contingent purchase consideration		(4)	(4)	8
Profit/(loss) before tax		897	1,010	540
Tax	[1]	(269)	(260)	(164)
Profit for the year		628	750	376
Attributable to:
Equity holders of the parent		628	750	375
Non-controlling interest		0	0	1
Profit loss from continuing operations		$ 628	$ 750	$ 376
Earnings per ordinary share:
Basic		$ 3.896	$ 4.438	$ 2.072
Diluted		$ 3.853	$ 4.412	$ 2.06

[1]	‘Other jurisdictions’ includes $169m (2023: $172m, 2022: $134m) in respect of US taxes.